Business Combination - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended						9 Months Ended
	Oct. 31, 2018	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018
Business Acquisition [Line Items]
Depreciation and amortization expense		$ (21,991)			$ (22,804)			$ (71,490)	$ (71,833)
Net income		24,253	$ 24,748	$ 18,954	$ 25,817	$ 53,081	$ 26,754	$ 67,955	$ 105,652
Société du Noir d'Acétylène de l'Aubette, SAS
Business Acquisition [Line Items]
Acquisition of shares of acetylene carbon black manufacturer (as a percent)	100.00%
Aggregate purchase price	$ 36,784
Intangible assets	12,766
Property, plant and equipment	5,317
Deferred tax liabilities	4,716
Provisional adjustment, deferred tax liabilities		9,000
Change in goodwill		23,000
Société du Noir d'Acétylène de l'Aubette, SAS | Fair Value Adjustment To Assets And Related Deferred Tax Liability
Business Acquisition [Line Items]
Depreciation and amortization expense		1,000
Net income		$ 700
Société du Noir d'Acétylène de l'Aubette, SAS | Previously Reported
Business Acquisition [Line Items]
Intangible assets	44,300
Property, plant and equipment	5,800
Deferred tax liabilities	$ 13,700